EMPLOYEE-RELATED BENEFITS	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE-RELATED BENEFITS	EMPLOYEE-RELATED BENEFITS

	At December 31,
	2022	2021
Current:
Accrued payroll and withholding taxes	$310	$339
Workers’ participation and other bonuses	56	18
Other post-retirement benefit plans	6	6
Accrued severance	4	2
Employee pension benefits	3	4
Other employee-related payables	20	17
	$399	$386
Non-current:
Accrued severance	$208	$278
Other post-retirement benefit plans	60	78
Employee pension benefits	38	45
Other employee-related payables	36	38
	$342	$439
Pension and Other Benefit Plans
The Company provides a defined benefit pension plan to eligible employees. Benefits are generally based on years of service and the employee’s annual compensation. Various international pension plans are based on local laws and requirements. Pension costs are determined annually by independent actuaries and pension contributions to the U.S. qualified plans are made based on funding standards established under the Employee Retirement Income Security Act of 1974, as amended.
The following tables provide a reconciliation of changes in the plans’ benefit obligations and assets’ fair values for 2022 and 2021:

	Pension Benefits		Other Benefits
	2022	2021	2022	2021
Change in benefit obligation:
Benefit obligation at beginning of year	$1,040	$1,117	$84	$90
Service cost	15	15	1	1
Interest cost	19	30	3	3
Actuarial loss (gain)	(178)	(32)	(19)	(6)
Settlement payments	(557)	(13)	—	—
Foreign currency exchange (gain) loss	(3)	—	—	—
Benefits paid	(25)	(77)	(3)	(4)
Projected benefit obligation at end of year	$311	$1,040	$66	$84
Accumulated benefit obligation	$294	$1,017	$66	$84
Change in fair value of assets:
Fair value of assets at beginning of year	$1,014	$986	$—	$—
Actual return (loss) on plan assets	(125)	77	—	—
Employer contributions	7	41	3	4
Foreign currency exchange (gain) loss	(3)	—	—	—
Settlement payments	(557)	(13)	—	—
Benefits paid	(25)	(77)	(3)	(4)
Fair value of assets at end of year	$311	$1,014	$—	$—
(Unfunded) funded status, net:	$—	$(26)	$(66)	$(84)
Amounts recognized in the Consolidated Balance Sheets:
Other non-current assets	$41	$23	$—	$—
Employee-related benefits, current	(3)	(4)	(6)	(6)
Employee-related benefits, non-current	(38)	(45)	(60)	(78)
Net amounts recognized	$—	$(26)	$(66)	$(84)
The Company’s qualified pension plan is funded with cash contributions in compliance with Internal Revenue Service rules and regulations. The Company’s non-qualified and other benefit plans are currently not funded, but exist as general corporate obligations. The information contained in the above tables presents the combined funded status of qualified and non-qualified plans. The Company reviews its retirement benefit programs on a regular basis and will consider market conditions and the funded status of its qualified pension plans in determining whether additional contributions are appropriate in calendar year 2023.
As of December 31, 2022, all pension benefit plans had accumulated benefit obligations in excess of the fair value of assets with the exception of one defined benefit pension plan in the U.S. and one defined benefit pension plan in Canada. The fair value of the plan assets associated with these pension benefit plans was in excess of the related accumulated benefit obligations. As of December 31, 2021, all pension benefit plans had accumulated benefit obligations in excess of the fair value of assets with the exception of one defined benefit pension plan in the U.S. and one defined benefit pension plan in Canada. The following table provides information for the Company's defined benefit pensions plans that had aggregate accumulated benefit obligations in excess of plan assets at December 31:

	Pension Benefits (1)
	2022	2021
Accumulated benefit obligation	$37	$43
Projected benefit obligation	$42	$50
Fair value of plan assets	$1	$1
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(1)Information for other benefit plans with an accumulated benefit obligations in excess of plan assets has not been included as all of the other benefit plans are unfunded.
The significant assumptions used in measuring the Company’s benefit obligation were mortality assumptions and discount rate.
The mortality assumptions used to measure the pension and other post retirement obligation incorporate future mortality improvements from tables published by the Society of Actuaries ("SOA"). The Company utilized the Pri-2012 mortality tables and the MP-2021 generational projection scale to measure the pension and other post retirement obligations as of December 31, 2021. In 2022, the SOA announced they would not release a new generational projection scale and instead updated the Mortality Improvement Model ("MIM") tool with the ability to optionally input mortality loads to model differing viewpoints of the ongoing effect of COVID. The Company utilized the Pri-2012 mortality tables and the MP-2021 generational projection scales, with no adjustment for COVID due to the Company not experiencing material mortality gain due to COVID, to measure the pension and other post retirement obligations as of December 31, 2022.
Yield curves matching the Company’s benefit obligations were derived using a model based on high quality corporate bond data from Bloomberg. The model develops a discount rate by selecting a portfolio of high quality corporate bonds whose projected cash flows match the projected benefit payments of the plan. The resulting curves were used to identify a weighted average discount rate for the Company of 5.63% and 3.06% at December 31, 2022 and 2021, respectively, based on the timing of future benefit payments.
Actuarial gains of $197 and $38 were recognized in the years ended December 31, 2022 and 2021, respectively, primarily due to an increase in discount rate from the prior year.
Settlement accounting is required when annual lump sum payments exceed the annual interest and service costs for a plan and results in a remeasurement of the related pension benefit obligation and plan assets and the recognition of settlement charges in Other income (loss), net due to the acceleration of a portion of unrecognized actuarial losses. Lump sum payments are primarily made from the plan assets. Settlement accounting was triggered for the periods ended December 31, 2022, 2021 and 2020 resulting in pension settlement charges of $137, $4 and $92, respectively.
For the period ended December 31, 2022, pension settlement charges primarily resulted from the Company executing an annuitization to transfer a portion of the pension plan obligations from the Company's U.S. qualified defined benefit pension plans to an insurance company using plan assets during the first quarter of 2022. As a result, $527 of the previously recognized pension obligations were transferred and settlement accounting was triggered which resulted in the recognition of a non-cash settlement loss of $130 in Other income (loss), net. In December 2022, the Company received the final true-up from the insurance company for the annuitization, which had an inconsequential impact on the settlement.
The following table provides the net pension and other benefits amounts recognized in Accumulated other comprehensive income (loss):

	Pension Benefits		Other Benefits
	At December 31,		At December 31,
	2022	2021	2022	2021
Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	$(76)	$(240)	$29	$11
Prior service credit	12	17	1	2
	(64)	(223)	30	13
Less: Income taxes	13	46	(6)	(2)
Total	$(51)	$(177)	$24	$11
The following table provides components of the total benefit cost (income), inclusive of the net periodic pension and other benefits costs (credits):

	Pension Benefit Costs (Credits)			Other Benefit Costs (Credits)
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Pension benefit cost (income), net: (1)
Service cost	$15	$15	$17	$1	$1	$1
Interest cost	19	30	36	3	3	3
Expected return on plan assets	(35)	(59)	(61)	—	—	—
Amortization, net	2	29	29	(3)	(2)	(1)
Net periodic benefit cost (income)	$1	$15	$21	$1	$2	$3
Settlement cost	137	4	92	—	—	—
Total benefit cost (income)	$138	$19	$113	$1	$2	$3
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(1)Service costs are included in Costs applicable to sales or General and administrative and the other components of benefit costs are included in Other income (loss), net.
The following table provides the components recognized in Other comprehensive income (loss):

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Net loss (gain)	$(20)	$(48)	$60	$(20)	$(5)	$4
Amortization, net	(2)	(29)	(29)	3	2	1
Settlements	(137)	(4)	(92)	—	—	—
Total recognized in other comprehensive income (loss)	$(159)	$(81)	$(61)	$(17)	$(3)	$5
Total benefit cost (credit) and other comprehensive income (loss)	$(21)	$(62)	$52	$(16)	$(1)	$8
Actuarial losses in excess of 10 percent of the greater of the projected benefit obligation or market-related value of plan assets are amortized over the expected average remaining future service period of the current active participants.
The significant assumptions used in measuring the Company’s Total benefit cost (income) and other comprehensive income (loss) were discount rate and expected return on plan assets:

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
Weighted average assumptions used in measuring the net periodic benefit cost:
Discount rate (1)	4.09%	2.77%	3.49%	3.03%	2.70%	3.49%
Expected return on plan assets	6.75%	6.75%	6.75%	N/A	N/A	N/A
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(1)Total benefit cost (income) and other comprehensive income (loss) for the Company's U.S. qualified defined benefit pension plan was remeasured due to the settlement accounting required from the retiree annuity purchase on March 25, 2022. The discount rate used for determining the Total benefit cost (income) and other comprehensive income (loss) reflected 3.03% from January 1, 2022 through March 25, 2022 and 4.09% from March 26, 2022 through December 31, 2022.
The expected long-term return on plan assets used for each period in the three years ended December 31, 2022 was determined based on an analysis of the asset returns over multiple time horizons for the Company’s actual plan and for other comparable U.S. corporations. At December 31, 2022, Newmont has estimated the expected long-term return on plan assets to be 6.50% which will be used in determining future net periodic benefit cost. The Company determines the long-term return on plan assets by considering the most recent capital market forecasts, the plans’ current asset allocation and the actual return on plan assets in comparison to the expected return on assets. The average actual return on plan assets during the 34 years ended December 31, 2022 approximated 7.54%.
Newmont has two pension calculations for salaried U.S. employees. The first is a “Final Average Pay” pension calculation which pays a monthly amount to employees in retirement based, in part, on their highest five year eligible earnings and years of credited service. The second is the “Stable Value” calculation which is defined as a lump sum payment to employees upon retirement. The amount of the lump sum is the total of annual accruals based on the employee’s eligible earnings and years of service. The benefits accrued under the Final Average Pay formula were frozen on June 30, 2014 for those eligible employees. Beginning July 1, 2014, all future accruals are based on the terms and features of the Stable Value calculation.
The pension plans employ an independent investment firm which invests the assets of the plans in certain approved funds that correspond to specific asset classes with associated target allocations. The goal of the pension fund investment program is to achieve prudent actuarial funding ratios while maintaining acceptable risk levels. The investment performance of the plans and that of the individual investment firms is measured against recognized market indices. The performance of the pension funds are monitored by an investment committee comprised of members of the Company’s management, which is advised by an independent investment consultant. With the exception of global capital market economic risks, the Company has identified no significant portfolio risks associated to asset classes. The following is a summary of the target asset allocations for 2022 and the actual asset allocation at December 31, 2022.

Asset Allocation	Target	Actual at December 31, 2022
U.S. equity investments	11%	10%
International equity investments	12%	12%
World equity fund (U.S. and International equity investments)	20%	19%
High yield fixed income investments	4%	4%
Fixed income investments	45%	44%
Cash equivalents	—%	1%
Other	8%	10%
The following table sets forth the Company’s pension plan assets measured at fair value:

	Fair Value at December 31,
	2022	2021
Cash and cash equivalents	$3	$4
Commingled funds	308	1,010
Total	$311	$1,014
Cash and cash equivalent instruments are valued based on quoted market prices in active markets, which are primarily invested in money market securities and U.S. Treasury securities.
The pension plans’ commingled fund investments are managed by several fund managers and are valued at the net asset value per share for each fund. Although the majority of the underlying assets in the funds consist of actively traded equity securities and bonds, the unit of account is considered to be at the fund level. These funds require less than a month’s notice for redemptions and can be redeemed at the net asset value per share.
The assumed health care trend rate used to measure the expected cost of benefits is 6.50% in 2023 and decreases gradually each year to 5.00% in 2029, which is used thereafter.
Cash Flows
Benefit payments expected to be paid to plan participants are as follows:

	Pension Plan	Other Benefits Plan
2023	$17	$6
2024	$18	$6
2025	$18	$6
2026	$21	$6
2027	$22	$6
2028 through 2032	$125	$27
Savings Plans
The Company has one qualified defined contribution savings plan in the U.S. that covers salaried and hourly employees. When an employee meets eligibility requirements, the Company matches 100% of employee contributions of up to 6% of eligible earnings. Hourly employees receive an additional retirement contribution to the participant’s retirement contribution account equal to an amount which is paid and determined by the Company. Currently, the additional retirement contribution is 5% of eligible earnings. Matching contributions are made in cash. In addition, the Company has one non-qualified supplemental savings plan for executive-level employees whose benefits under the qualified plan are limited by federal regulations.